Taxation - Movement of the valuation allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Balance as of January 1,	¥ (793,220)	¥ (608,647)
Change of valuation allowance	(237,414)	(184,573)
Balance as of December 31,	¥ (1,030,634)	¥ (793,220)